Consolidated Statements of Other Comprehensive Loss Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 14	$ (24,469)	$ (5,674)
Change in fair value of swap agreement	423	0	0
Distributions to redeemable preferred unit holders	(19,011)	(2,969)	0
Less: Net loss attributable to noncontrolling interests	698	3,092	1,739
Net loss attributable to controlling interest	(18,722)	(24,346)	(3,935)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(355)	(318)	(260)
Net other comprehensive loss attributable to common stockholders	$ (19,077)	$ (24,664)	$ (4,195)